Other Assets - Balance Sheet Presentation (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Other Assets [Abstract]
Other current assets	$ 139	$ 158
Other non-current assets	44	59
Total other assets	$ 183	$ 217